Quarterly Result of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May. 31, 2015	May. 31, 2015	May. 31, 2014
Quarterly Financial Information [Line Items]
Provision for deferred income taxes on unremitted foreign earnings	$ 106,227	$ 106,227	$ 2,500